CONTRIBUTED EQUITY	6 Months Ended
Dec. 31, 2024
CONTRIBUTED EQUITY [Abstract]
CONTRIBUTED EQUITY
11.	CONTRIBUTED EQUITY

Issued capital

	December 31, 2024 US$	June 30, 2024 US$
315,846,248 ordinary shares (June 30, 2024: 257,244,759)	194,791,435	112,959,638
	194,791,435	112,959,638

Movements in issued capital

	No. of Ordinary Shares	No. of Class A Performance Shares	No. of Class B Performance Shares	US$
December 31, 2024
Opening balance at July 1, 2024	257,244,759	19,800,000	19,800,000	112,959,638
Issue of shares – share placements	34,951,630	-	-	70,919,564
Issue of shares – exercise of options	900,000	-	-	123,737
Issue of shares – conversion of rights	22,273,335	-	-	13,059,034
Issue of shares – conversion of RSUs	476,494	-	-	349,032
Conversion of performance shares	30	(19,800,000)	-	-
Share issue costs	-	-	-	(2,619,570)
Closing balance at December 31, 2024	315,846,248	-	19,800,000	194,791,435

December 31, 2023
Opening balance at July 1, 2023	193,493,973	19,800,000	19,800,000	58,764,248
Issue of shares – share placement	21,000,000	-	-	17,088,750
Issue of shares – exercise of options	9,331,823	-	-	3,127,752
Issue of shares – conversion of rights	13,755	-	-	15,059
Issue of shares – conversion of RSUs	341,461	-	-	225,735
Issue of shares to a consultant	116,538	-	-	75,000
Share issue costs	-	-	-	(399,425)
Closing balance at December 31, 2023	224,297,550	19,800,000	19,800,000	78,897,119